Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA JPMorgan MFS Core Bond Portfolio

SA MFS Total Return Portfolio

(each, a "Portfolio," and together, the "Portfolios")

Supplement dated November 12, 2020, to the Portfolios'

Summary Prospectus, Prospectus and Statement of Additional Information

dated May 1, 2020, as supplemented and amended to date

Robert D. Persons, a portfolio manager with Massachusetts Financial Services Company ("MFS") will retire effective June 30, 2021. Accordingly, effective June 30, 2021, all references to Mr. Persons will be deleted from the Portfolios' Summary Prospectuses, Prospectus and Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-JCB1.2 (11/20)